Summary of Significant Accounting Policies - Concentration and risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration and risks
Net revenues	$ 21,712,720	$ 30,318,816	$ 31,976,268
Accounts receivable, net	1,802,899	2,860,537	2,334,607
Sales and marketing expenses	(9,778,603)	(15,056,063)	(17,674,610)
Accounts payable	2,186,068	3,460,424
Customer concentration risk | Revenue | Company A
Concentration and risks
Net revenues	$ 2,876,424		$ 4,862,217
Concentration risk (as a percent)	13.25%		15.21%
Customer concentration risk | Revenue | Company B
Concentration and risks
Net revenues	$ 8,959,954	$ 12,626,521	$ 4,453,331
Concentration risk (as a percent)	41.27%	41.65%	13.93%
Customer concentration risk | Revenue | Company C
Concentration and risks
Net revenues			$ 3,628,882
Concentration risk (as a percent)			11.35%
Customer concentration risk | Revenue | Company D
Concentration and risks
Net revenues	$ 5,076,916	$ 6,801,056
Concentration risk (as a percent)	23.38%	22.43%
Customer concentration risk | Accounts receivable | Company A
Concentration and risks
Accounts receivable, net	$ 192,954
Concentration risk (as a percent)	10.70%
Customer concentration risk | Accounts receivable | Company B
Concentration and risks
Accounts receivable, net	$ 866,305	$ 1,311,926
Concentration risk (as a percent)	48.05%	45.86%
Customer concentration risk | Accounts receivable | Company D
Concentration and risks
Accounts receivable, net	$ 339,680	$ 393,620
Concentration risk (as a percent)	18.84%	13.76%
Customer concentration risk | Accounts receivable | Company E
Concentration and risks
Accounts receivable, net		$ 307,987
Concentration risk (as a percent)		10.77%
Vendor concentration risk | Sales and marketing expenses | Company A
Concentration and risks
Sales and marketing expenses	$ (5,799,815)	$ (4,993,977)	$ (8,345,027)
Concentration risk (as a percent)	59.31%	33.17%	47.21%
Vendor concentration risk | Sales and marketing expenses | Company F
Concentration and risks
Sales and marketing expenses	$ (2,763,155)	$ (8,497,678)	$ (3,349,826)
Concentration risk (as a percent)	28.26%	56.44%	18.95%
Vendor concentration risk | Sales and marketing expenses | Company G
Concentration and risks
Sales and marketing expenses			$ (2,098,906)
Concentration risk (as a percent)			11.88%
Vendor concentration risk | Accounts payable | Company A
Concentration and risks
Accounts payable	$ 703,870	$ 859,102
Concentration risk (as a percent)	32.20%	24.83%
Vendor concentration risk | Accounts payable | Company F
Concentration and risks
Accounts payable	$ 562,871	$ 1,370,430
Concentration risk (as a percent)	25.75%	39.60%
Vendor concentration risk | Accounts payable | Company H
Concentration and risks
Accounts payable	$ 399,421	$ 390,553
Concentration risk (as a percent)	18.27%	11.29%